UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   		 FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		The Savannah Bancorp, Inc.
Address:	25 Bull Street
		Savannah, GA  31401

13F File Number:	28-13246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael W. Harden
Title:		Chief Financial Officer
Phone:		912-629-6486

Signature, Place, and Date of Signing:

	/s/ Michael W. Harden		Savannah, Georgia	 February 11, 2009

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		1

Form13F Information Table Entry Total:	115

Form13F Information Table Value Total:	211,932

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.


No. 13F File Number			Name


01    28-1468				Minis & Co., Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1007    12180 SH       SOLE          01        10055              2200
AT&T Corp.                     COM              00206R102     3138   111945 SH       SOLE          01       102451              9894
Abbott Labs                    COM              002824100      283     5235 SH       SOLE          01         4735               500
Aflac Inc.                     COM              001055102     1861    40248 SH       SOLE          01        39708               640
Allstate Corp.                 COM              020002101      348    11600 SH       SOLE          01        11300               300
American Express Co.           COM              025816109     3118    76957 SH       SOLE          01        69956              7101
Amgen Corp.                    COM              031162100     2864    50626 SH       SOLE          01        42594              8132
Avon Products                  COM              054303102      263     8345 SH       SOLE          01         7220              1125
BLDRS Emerging Market 50 Index COM              09348r300     1533    34730 SH       SOLE          01        33280              1650
BP PLC Spons ADR               COM              055622104     3648    62921 SH       SOLE          01        59154              3767
BP PLC Spons ADR               COM              055622104      155     2677 SH       SOLE                       29              2648
BP PLC Spons ADR               COM              055622104       70     1200 SH       OTHER                                      1200
Bank of America Corp.          COM              060505104     1598   106115 SH       SOLE          01        97338              9332
Bank of America Corp.          COM              060505104      173    11474 SH       SOLE                     4236              7238
Bank of America Corp.          COM              060505104       36     2390 SH       OTHER                                      2390
Bard (C.R.), Inc.              COM              067383109     1724    22125 SH       SOLE          01        21625               500
Berkshire Hathaway Class B     COM              084670207     3611     1099 SH       SOLE          01         1009                95
Best Buy Co., Inc.             COM              086516101     1285    32569 SH       SOLE          01        30764              1930
CVS/Caremark Corporation       COM              126650100     2972    92255 SH       SOLE          01        86380              6250
Caterpillar Inc.               COM              149123101     2702    47409 SH       SOLE          01        43430              4404
Chevron Corp.                  COM              166764100     3588    46601 SH       SOLE          01        42851              3750
Cisco Systems, Inc.            COM              17275r102     4350   181700 SH       SOLE          01       167216             15909
Coca Cola Co.                  COM              191216100     2928    51373 SH       SOLE          01        46821              4552
Colgate - Palmolive            COM              194162103     1186    14435 SH       SOLE          01        14265               570
Comcast Cl A                   COM              20030N101      780    46235 SH       SOLE          01        42910              3625
ConocoPhillips                 COM              20825c104     4737    92751 SH       SOLE          01        84132              9269
Costco Wholesale Corp.         COM              22160k105     3877    65518 SH       SOLE          01        58303              7420
Danaher Corporation            COM              235851102     3060    40687 SH       SOLE          01        36823              4114
Devon Energy Corporation       COM              25179m103     3112    42341 SH       SOLE          01        37840              4551
Diageo PLC ADR                 COM              25243Q205     2958    42610 SH       SOLE          01        40535              2325
Disney (Walt) Co.              COM              254687106     5637   174790 SH       SOLE          01       161920             14020
Dow Jones Dividend ETF (DVY)   COM              464287168      850    19350 SH       SOLE          01        16375              3325
DuPont                         COM              263534109     2497    74170 SH       SOLE          01        69165              5640
Emerson Electric Co.           COM              291011104     2056    48269 SH       SOLE          01        43869              4700
Exxon Mobil Corp.              COM              30231G102     4092    60005 SH       SOLE          01        58301              1804
Exxon Mobil Corp.              COM              30231G102      122     1784 SH       SOLE                      300              1484
Exxon Mobil Corp.              COM              30231G102      123     1800 SH       OTHER                                      1800
First Solar Inc.               COM              336433107     1135     8385 SH       SOLE          01         8360                25
Fiserv Incorporated            COM              337738108     3894    80320 SH       SOLE          01        73847              7148
General Electric Co.           COM              369604103     3799   251092 SH       SOLE          01       235841             16101
General Electric Co.           COM              369604103      202    13378 SH       SOLE                     2035             11343
General Electric Co.           COM              369604103      192    12700 SH       OTHER                                     12700
Goldman Sachs Group            COM              38141g104     1997    11830 SH       SOLE          01        11175               655
Goodrich Corporation           COM              382388106     3145    48955 SH       SOLE          01        46980              2075
Helmerich & Payne              COM              423452101     1734    43475 SH       SOLE          01        42075              1895
Hewlett Packard Co             COM              428236103     5036    97764 SH       SOLE          01        89784              7980
Home Depot Inc.                COM              437076102     3136   108384 SH       SOLE          01       101384              7200
Honeywell Intl Inc.            COM              438516106     2419    61714 SH       SOLE          01        55685              6429
Infosys Technologies           COM              456788108     4425    80069 SH       SOLE          01        72475              8269
Int'l Business Machines Corp.  COM              459200101     2245    17153 SH       SOLE          01        16328               960
Intel Corp.                    COM              458140100     3113   152614 SH       SOLE          01       141289             11475
iShares Russell 3000 Index Fd. COM              464287689      205     3135 SH       SOLE          01         2635               850
iShares Trust Barcl. 1-3Yr Cr. COM              464288646     2556    24585 SH       SOLE          01        24585
iShares Trust Barcl. 1-3Yr Tr. COM              464287457      537     6479 SH       SOLE          01         6479
iShares Trust Barcl. Agg. Bond COM              464287226     4334    41999 SH       SOLE          01        41999
iShares Trust Barcl. TIPS Bond COM              464287176      568     5470 SH       SOLE          01         5470
iShares Trust Barcl. TIPS Bond COM              464287176      201     1935 SH       SOLE                      400              1535
iShares Trust MSCI EAFE Index  COM              464287465      423     7660 SH       SOLE          01         7660               780
JP Morgan Chase & Co           COM              46625H100      668    16038 SH       SOLE          01        15274               764
Johnson & Johnson              COM              478160104     8002   124229 SH       SOLE          01       118269              6760
Johnson & Johnson              COM              478160104       95     1480 SH       SOLE                      220              1260
Johnson & Johnson              COM              478160104      193     3000 SH       OTHER                                      3000
Kraft Foods Inc                COM              50075n104     1235    45430 SH       SOLE          01        42842              3388
Laramide Res Ltd.              COM              51669t101       60    37500 SH       SOLE          01        37500
Lowe's Cos.                    COM              548661107      512    21894 SH       SOLE          01        21894               350
Medco Health Solutions         COM              58405u102     6186    96792 SH       SOLE          01        90217              6685
Medtronic, Inc.                COM              585055106     1792    40740 SH       SOLE          01        36960              4080
Mega Uranium Ltd.              COM              58516w104       54    75000 SH       SOLE          01        75000
Merck & Co. Inc.               COM              589331107      796    21798 SH       SOLE          01        18215              3583
Microsoft Corp.                COM              594918104     2880    94480 SH       SOLE          01        85570              9160
Morgan Stanley                 COM              617446448     2130    71958 SH       SOLE          01        68374              3784
Murphy Oil Corp.               COM              626717102     2342    43215 SH       SOLE          01        38530              4685
Nike Inc. Cl B                 COM              654106103      637     9640 SH       SOLE          01         9520               120
Novo-Nordisk ADR               COM              670100205     1282    20076 SH       SOLE          01        17670              2456
Nucor Corp.                    COM              670346105     1740    37300 SH       SOLE          01        34395              3030
Oracle Corporation             COM              68389X105      316    12884 SH       SOLE          01        12884
Pepsico Inc.                   COM              713448108     2111    34728 SH       SOLE          01        30393              4685
Pfizer, Inc.                   COM              717081103     2070   113782 SH       SOLE          01       106680              7652
Pfizer, Inc.                   COM              717081103      100     5475 SH       SOLE                     2800              2675
Pfizer, Inc.                   COM              717081103       84     4600 SH       OTHER                                      4600
Phillip Morris Int'l           COM              718172109      202     4200 SH       SOLE          01         4200
Procter & Gamble               COM              742718109     5780    95330 SH       SOLE          01        86989              8716
Schlumberger Ltd.              COM              806857108     2893    44445 SH       SOLE          01        42355              2190
Southern Co.                   COM              842587107      289     8675 SH       SOLE                     3600              5075
Southern Co.                   COM              842587107       17      500 SH       OTHER                                       500
Stryker Corp.                  COM              863667101     2716    53925 SH       SOLE          01        49300              4625
Sysco Corp.                    COM              871829107      907    32475 SH       SOLE          01        28650              3825
TJX Companies Inc              COM              872540109     4560   124757 SH       SOLE          01       113607             11200
Teva Pharmaceutical Industries COM              881624209      798    14205 SH       SOLE          01        14070               210
Tim Hortons Inc                COM              88706M103     1007    33018 SH       SOLE          01        30921              2097
Tocqueville Tr Gold Fund       COM              888894862      848    14761 SH       SOLE          01        14761
Treasury Metals Inc. Common    COM              894647106        5    10262 SH       SOLE          01        10262
U. S. Bancorp                  COM              902973304     2470   109730 SH       SOLE          01       107205              3150
Union Pacific Corp.            COM              907818108     2191    34295 SH       SOLE          01        30975              3420
United Parcel Service Cl B     COM              911312106      202     3515 SH       SOLE          01         2840               675
United Technologies Corp.      COM              913017109     5221    75219 SH       SOLE          01        69359              6635
United Technologies Corp.      COM              913017109      129     1860 SH       SOLE                      850              1010
United Technologies Corp.      COM              913017109       76     1100 SH       OTHER                                      1100
Vanguard Inter Term Bond Index COM              921937819      149     1890 SH       SOLE          01         1890
Vanguard Short Term Bond Index COM              921937827     6895    86692 SH       SOLE          01        86692
Vanguard Short Term Bond Index COM              921937827      870    10935 SH       SOLE                     1650              9285
Vanguard Total Bond Mkt Index  COM              921937835     4104    52220 SH       SOLE          01        52220
Vanguard Total Bond Mkt Index  COM              921937835      701     8925 SH       SOLE                                       8925
Vanguard Index Extended Mkt ET COM              922908652      365     8484 SH       SOLE          01         7505               978
Vanguard Int'l Equity Index ET COM              922042775      940    21560 SH       SOLE          01        20385              1175
Vanguard REIT ETF (VNQ)        COM              922908553     1092    24410 SH       SOLE          01        22535              1875
Vanguard Total Stock Mkt ETF ( COM              922908769      502     8910 SH       SOLE          01         8910
Varian Medical Systems         COM              92220P105     1435    30619 SH       SOLE          01        28185              2559
Verizon Communications         COM              92343v104      305     9221 SH       SOLE          01         8733               488
Verizon Communications         COM              92343v104      221     6682 SH       SOLE                      900              5782
Verizon Communications         COM              92343v104       36     1100 SH       OTHER                                      1100
Wal-Mart Stores                COM              931142103      706    13211 SH       SOLE          01        11811              1700
Walgreen Co.                   COM              931422109      697    18973 SH       SOLE          01        18873               100
WellPoint Inc.                 COM              94973v107     2539    43559 SH       SOLE          01        39625              4509
Wells Fargo & Co.              COM              949746101     1141    42292 SH       SOLE          01        40571              1721